Investments - Summary of the Group's Subsidiaries with Non-controlling Interests (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-current assets	$ 165,517		$ 174,074
Current assets	176,090		266,939
Non-current liabilities	(165,107)		(454,590)
Current liabilities	(390,447)		(91,798)
Carrying amount of Non-controlling interest	(118)		$ (267)
Total Revenue	43,177	$ 171,138
Profit/(loss)	(93,949)	(203,707)
Total comprehensive profit/(loss)	(118,881)	(168,609)
Profit/(loss) allocated to non-controlling interest	149	139
Cash flows from operating activities	(52,039)	(84,440)
Cash flows from investment activities	(2,555)	(16,727)
Cash flows from financing activities	$ (22,900)	$ 84,254